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                        [COLUMBIA MANAGEMENT LETTERHEAD]





                                                January 3, 2003



VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:    Registration Statement on Form N-14
            SteinRoe Variable Investment Trust (the "Trust")
            (File No. 333-101249)
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Ladies and Gentlemen:

     This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"). I hereby certify on behalf of the Trust that the forms of the combined Prospectus/Proxy Statement and Statement of Additional Information for the proposed mergers listed below that would have been filed by the Trust pursuant to Rule 497(b) under the Securities Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 1 to its Registration Statement on Form N-14, which was filed by electronic transmission on December 30, 2002:

     1. Liberty Federal Securities Fund, Variable Series, to be issued in exchange for all of the assets and liabilities of the Galaxy VIP Quality Plus Bond Fund, a series of The Galaxy VIP Fund (the "Galaxy Trust");

     2. Stein Roe Balanced Fund, Variable Series, to be issued in exchange for all of the assets and liabilities of the Galaxy VIP Asset Allocation Fund, a series of the Galaxy Trust; and

     3. Stein Roe Money Market Fund, Variable Series, to be issued in exchange for all of the assets and liabilities of the Galaxy VIP Money Market Fund, a series of the Galaxy Trust.

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     Please direct any questions you may have with respect to this filing to me at (617) 772-3363.

                                          Very truly yours,

                                          /s/ Russell L. Kane

                                          Russell L. Kane
                                          Assistant Secretary